Revenue Recognition and Contracts with Customers	12 Months Ended
Mar. 31, 2020
Change in Contract with Customer, Asset and Liability [Abstract]
Revenue Recognition and Contracts with Customers
4.	REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue
The Company disaggregates revenue based on the method of measuring satisfaction of the performance obligation either over time or at a point in time. Additionally, the Company disaggregates revenue based upon the end market where products and services are transferred to the customer. The Company’s principal operating segments and related revenue are discussed in Note 13, Segments.
The following table shows disaggregated net sales satisfied overtime and at a point in time (excluding intercompany sales) for the year ended March 31, 2020 and 2019:

	Year Ended March 31,
	2020	2019
Systems & Support
Satisfied over time	$578,117	$548,562
Satisfied at a point in time	738,158	726,791

Revenue from contracts with customers	1,316,275	1,275,353
Amortization of acquired contract liabilities	34,486	34,121

Total revenue	1,350,761	1,309,474
Aerospace Structures
Satisfied over time	$1,378,866	$1,832,422
Satisfied at a point in time	129,690	189,841

Revenue from contracts with customers	1,508,556	2,022,263
Amortization of acquired contract liabilities	40,800	33,193

Total revenue	1,549,356	2,055,456

	$2,900,117	$3,364,930

The following table shows disaggregated net sales by end market (excluding intercompany sales) for the year ended March 31, 2020 and 2019:

	Year Ended March 31,
	2020	2019
Systems & Support
Commercial aerospace	$737,885	$730,562
Military	436,166	409,027
Business jets	61,338	63,649
Regional	43,761	45,397
Non-aviation	37,125	26,718

Revenue from contracts with customers	1,316,275	1,275,353
Amortization of acquired contract liabilities	34,486	34,121

Total revenue	$1,350,761	$1,309,474
Aerospace Structures
Commercial aerospace	$879,690	$1,020,649
Military	116,846	237,501
Business jets	422,681	699,747
Regional	89,318	36,038
Non-aviation	21	28,328

Revenue from contracts with customers	1,508,556	2,022,263
Amortization of acquired contract liabilities	40,800	33,193

Total revenue	1,549,356	2,055,456

	$2,900,117	$3,364,930

Contract Assets and Liabilities
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied or partially satisfied but for which amounts have not been billed. This typically occurs when revenue is recognized over time but the Company’s contractual right to bill the customer and receive payment is conditional upon the satisfaction of additional performance obligations in the contract, such as final delivery of the product. Contract assets are recognized when the revenue associated with the contract is recognized prior to billing and derecognized when billed in accordance with the terms of the contract. The Company performs ongoing evaluations of the potential impairment of its contract assets based on prior experience and specific matters when they arise. No impairments to contract assets were recorded for the years ended March 31, 2020 or 2019.
Contract liabilities are recorded when customers remit contractual cash payments in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time. Contract liabilities other than those pertaining to forward loss reserves are derecognized when or as revenue is recognized.
Contract modifications can also impact contract asset and liability balances. When contracts are modified to account for changes in contract specifications and requirements, the Company considers whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications that are for goods or services that are not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification to an existing contract on the transaction price and our measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.
Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period. The following table summarizes our contract assets and liabilities balances:

	March 31, 2020	March 31, 2019	Change
Contract assets	$267,079	$326,667	$(59,588)
Contract liabilities	(386,585)	(450,051)	63,466

Net contract liability	$(119,506)	$(123,384)	$3,878

The Company recognized revenue due to changes in estimates associated with performance obligations satisfied or partially satisfied in previous periods of $12,011. The decrease in contract assets is the result of $76,667 and $39,753 in contract assets liquidated as part of the assignment of the E2-Jets contract to ASTK and the sale of the Nashville manufacturing operations, respectively, partially offset by revenue recognized in excess of amounts billed during the year ended March 31, 2020. The decrease in contract liabilities is the result of revenue recognized in excess of the receipt of additional customer advances during the period as well as $12,641 in contract liabilities liquidated as part of the assignment of the E2-Jets contract to ASTK. For the period ended March 31, 2020, the Company recognized $89,012 of revenue that was included in the contract liability balance at the beginning of the period. Noncurrent contract assets presented in other, net on the accompanying consolidated balance sheets as of March 31, 2020 and 2019, were $22,662 and $34,185, respectively. Noncurrent contract liabilities presented in other noncurrent liabilities on the accompanying consolidated balance sheets as of March 31, 2020 and 2019, were $91,265 and $156,332, respectively.
Performance Obligations
Customers generally contract with the Company for requirements in a segment relating to a specific program, and the Company’s performance obligations consist of a wide range of engineering design services and manufactured components, as well as spare parts and repairs for OEMs. A single contract may contain multiple performance obligations consisting of both recurring and nonrecurring elements.
As of March 31, 2020, the Company has the following unsatisfied, or partially unsatisfied, performance obligations that are expected to be recognized in the future as noted in the table below. The Company expects options to be exercised in addition to the amounts presented below.

	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Unsatisfied performance obligations	$3,875,679	$1,956,289	$1,104,754	$441,808	$372,828